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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended _______6/30/2006_______

If amended report check here:    [ ]                  Amendment Number: ________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding
                                     entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address           (Street)          (City)       (State)       (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-_11502____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Anthony W. Soslow         President, Director          (610)567-0320
-------------------------- -------------------------- --------------------------
          Name                       (Title)                    (Phone)

                                                  Anthony W. Soslow
                                       -----------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                              Conshohocken, PA 7/11/2006
                                       -----------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT

                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  99

Form 13F Information Table Value Total: $781,968
                                         (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:  Name:                             13F File No.:    Name:
   -----------    ----------------------------      -------------   ----------------------------
1. 28-                                           6.
   -----------    ----------------------------      -------------   ----------------------------
2.                                               7.
   -----------    ----------------------------      -------------   ----------------------------
3.                                               8.
   -----------    ----------------------------      -------------   ----------------------------
4.                                               9.
   -----------    ----------------------------      -------------   ----------------------------
5.                                              10.
   -----------    ----------------------------      -------------   ----------------------------

                                                                                                       7/1/2006
------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                                 TITLE OF               VALUE     SHRS OR   PUT/   INVESTMENT   OTHER     --------------------
       NAME OF ISSUER             CLASS     CUSIP      (x1000)    PRN AMT   CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                         Stock     00206r102     1,464     52,492          Sole        N/A        Shared
Abercrombie & Fitch Co.          Stock       2896207       714     12,875          Sole        N/A        Shared
Adesa, Inc                       Stock     00686u104    14,701    661,037          Sole        N/A        Shared
Affiliated Computer Services     Stock     008190100     2,135     41,385          Sole        N/A        Shared
American Eagle                   Stock     02553e106    28,049    824,011          Sole        N/A        Shared
American Int'l Group             Stock     026874107       122     20,668          Sole        N/A        Shared
Amgen                            Stock     031162100       245      3,750          Sole        N/A        Shared
Amphenol Corp                    Stock     032095101    18,546    331,417          Sole        N/A        Shared
Anadarko Petroleum               Stock     032511107     1,316     27,590          Sole        N/A        Shared
Armor Holdings                   Stock     042260109    27,206    496,189          Sole        N/A        Shared
Bank of America                  Stock     060505104     1,048     21,795          Sole        N/A        Shared
Barr Pharmaceuticals             Stock     068306109     2,146     45,000          Sole        N/A        Shared
Benchmark Electronics            Stock      0816H101    18,921    784,470          Sole        N/A        Shared
Biovail Corp                     Stock     09067J109    20,581    879,157          Sole        N/A        Shared
Black and Decker                 Stock     091797100     2,112     25,000          Sole        N/A        Shared
Black Box Corporation            Stock     091826107       755     19,685          Sole        N/A        Shared
Building Materials Holding Co    Stock     120113105    12,110    434,535          Sole        N/A        Shared
Burlington Northern              Stock     12189T104       326      4,115          Sole        N/A        Shared
CSX Corp                         Stock     126408103     1,761     25,000          Sole        N/A        Shared
Carpenter Technology             Stock     144285103    24,176    209,317          Sole        N/A        Shared
Cisco Systems                    Stock     17275r102     1,194     61,156          Sole        N/A        Shared
Conoco Phillips                  Stock     20825c104       543      8,285          Sole        N/A        Shared
Coventry Healthcare              Stock     222862104     2,876     52,344          Sole        N/A        Shared
DSL.net Inc                      Stock     262506108         1     30,000          Sole        N/A        Shared
Ethan Allen Interiors, Inc       Stock     297602104    18,607    509,092          Sole        N/A        Shared
First American Corp              Stock     318522307     1,691     40,000          Sole        N/A        Shared
First Marblehead Corp            Stock     320771108    12,636    221,910          Sole        N/A        Shared
Fiserv                           Stock     337738108     2,534     55,855          Sole        N/A        Shared
Forest Lab Inc.                  Stock     345838106     2,843     73,480          Sole        N/A        Shared
General Dynamics                 Stock     369550108     1,744     26,646          Sole        N/A        Shared
General Electric                 Stock     369604103       429     13,025          Sole        N/A        Shared
Hartford Financial Svcs          Stock     416515104     1,095     12,940          Sole        N/A        Shared
HCC Insurance Holdings, Inc.     Stock     404132102    22,277    756,680          Sole        N/A        Shared
Harley Davidson                  Stock     412822108       206      3,750          Sole        N/A        Shared
Helix Energy Solutions           Stock     42330P107    18,727    463,995          Sole        N/A        Shared
Hercules Offshore                Stock     427093109       850     24,280          Sole        N/A        Shared
Home Depot                       Stock     437076102     1,531     42,784          Sole        N/A        Shared
Houston Exploration              Stock     442120101       709     11,589          Sole        N/A        Shared
Illinois Tool Works              Stock     452308109       287      6,050          Sole        N/A        Shared
Ingersoll Rand Co                Stock     g4776g101       925     21,630          Sole        N/A        Shared

                                                                                                       7/1/2006
------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                                 TITLE OF               VALUE     SHRS OR   PUT/   INVESTMENT   OTHER     --------------------
       NAME OF ISSUER             CLASS     CUSIP      (x1000)    PRN AMT   CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
International Business Machines  Stock     459200101     1,394     18,145          Sole        N/A        Shared
International Speedway Corp      Stock     460335201    12,846    277,039          Sole        N/A        Shared
Jakks Pacific, Inc.              Stock     47012e106    13,531    673,509          Sole        N/A        Shared
Johnson & Johnson                Stock     478160104       331      5,525          Sole        N/A        Shared
Johnson Controls, Inc            Stock     478366107     3,627     44,115          Sole        N/A        Shared
KLA-Tenecor                      Stock     482480100     2,918     70,200          Sole        N/A        Shared
LAM Research Corp                Stock     512807108    19,281    412,685          Sole        N/A        Shared
Lexmark International            Stock     529771107     3,871     69,330          Sole        N/A        Shared
Lincare Holdings                 Stock     532791100     2,767     73,115          Sole        N/A        Shared
Lincoln National Corp            Stock     534187109     3,020     53,508          Sole        N/A        Shared
Lone Star Technologies           Stock     542312103     2,473     45,776          Sole        N/A        Shared
MDC Holdings, Inc.               Stock     552676108    14,462    278,491          Sole        N/A        Shared
Maxim Integrated Products        Stock     5777K101        839     26,130          Sole        N/A        Shared
Microsoft                        Stock     594918104       419     18,000          Sole        N/A        Shared
Mine Safety Appliances Co        Stock     602720104       251      6,250          Sole        N/A        Shared
Molex Inc                        Stock     608554101       393     11,700          Sole        N/A        Shared
Nabors Industries Ltd            Stock     G6359F103     1,827     54,075          Sole        N/A        Shared
Navigators Group                 Stock     638904102     1,066     24,330          Sole        N/A        Shared
Nike Inc. Cl. B                  Stock     654106103       248      3,065          Sole        N/A        Shared
Nokia Corporation                Stock     654902204     1,155     57,031          Sole        N/A        Shared
Occidental Petroleum             Stock     674599105     1,333     12,997          Sole        N/A        Shared
Oil States Int'l                 Stock     678026105    25,485    743,426          Sole        N/A        Shared
Old Dominion Freight Lines       Stock     679580100    23,169    616,383          Sole        N/A        Shared
Omnivision                       Stock     682128103    20,461    968,792          Sole        N/A        Shared
Oregon Steel                     Stock     686079104    25,767    508,631          Sole        N/A        Shared
Oshkosh Truck Corp.              Stock     688239201    22,539    474,308          Sole        N/A        Shared
Patterson-UTI Energy             Stock     703481101    17,332    612,230          Sole        N/A        Shared
Pediatrix Medical Group          Stock     705324101    13,267    292,868          Sole        N/A        Shared
Phila Con. Holding Corp          Stock     717528103    15,733    518,219          Sole        N/A        Shared
Portfolio Recovery Associates    Stock     73640Q105    14,100    308,537          Sole        N/A        Shared
Progressive Corp                 Stock     743315103       205      7,980          Sole        N/A        Shared
Protective Life                  Stock     743674103     2,139     35,700          Sole        N/A        Shared
Quest Diagnostics                Stock     74834L100     1,141     22,238          Sole        N/A        Shared
Quicksilver, Inc.                Stock     74838c106       295     24,194          Sole        N/A        Shared
Reinsurance Group Of America     Stock     759351109    16,030    326,135          Sole        N/A        Shared
Ruby Tuesday                     Stock     781182100    10,834    443,850          Sole        N/A        Shared
Scansource                       Stock     806037107    12,905    440,157          Sole        N/A        Shared
Sempra Energy                    Stock     816851109     3,092     67,990          Sole        N/A        Shared
Sherwin Williams Co              Stock     824348106    23,882    503,001          Sole        N/A        Shared
Simpson Manufacturing            Stock     829073105    12,682    351,788          Sole        N/A        Shared
Skywest, Inc.                    Stock     830879102    12,731    513,340          Sole        N/A        Shared
Southern Copper Corp             Stock     84265v105     1,783     20,000          Sole        N/A        Shared
Stanley Works                    Stock     854616109    15,764    333,848          Sole        N/A        Shared
Syntel, Inc.                     Stock     87162h103       886     43,310          Sole        N/A        Shared
Telefonos de Mexico SA           Stock     879403780     1,190     57,126          Sole        N/A        Shared
Tellabs                          Stock     879664100     1,930    145,000          Sole        N/A        Shared

                                                                                                       7/1/2006
------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                                 TITLE OF               VALUE     SHRS OR   PUT/   INVESTMENT   OTHER     --------------------
       NAME OF ISSUER             CLASS     CUSIP      (x1000)    PRN AMT   CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
Thor Industries, Inc.            Stock     885160101    24,447    504,575          Sole        N/A        Shared
Toll Brothers                    Stock     889478103    11,097    433,979          Sole        N/A        Shared
Toro Co.                         Stock     891092108    15,719    336,598          Sole        N/A        Shared
United Technologies              Stock     913017109     2,020     31,855          Sole        N/A        Shared
Universal Am Financial Corp      Stock     913377107     1,602    121,822          Sole        N/A        Shared
Universal Forest Products        Stock     913543104    12,812    204,240          Sole        N/A        Shared
W.R. Berkley Corp.               Stock     084423102    28,410    832,397          Sole        N/A        Shared
Wal-Mart Stores                  Stock     931142103       202      4,200          Sole        N/A        Shared
Wellpoint, Inc.                  Stock     94973V107     1,273     17,500          Sole        N/A        Shared
World Acceptance Corp            Stock     981419104    12,699    357,525          Sole        N/A        Shared
Wyeth                            Stock     983024100       228      5,140          Sole        N/A        Shared
YRC Worldwide Inc.               Stock     984249102    16,408    389,636          Sole        N/A        Shared
Zions Bancorp                    Stock     989701107     1,518     19,475          Sole        N/A        Shared